Financial Instruments - Summary of Reconciliation of Cash Flow Hedge Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Balance at the beginning of the period	$ (2)	$ 1	$ 0
Gain / (Loss) recognized in other comprehensive income during the period	(35)	(1)	1
Amount reclassified to profit or loss during the period	35	(3)	1
Tax impact on above		1	(1)
Balance at the end of the period	$ (2)	$ (2)	$ 1